Disposal of assets and other transactions (Details Narrative)	6 Months Ended
Jun. 30, 2023
Sale Of Albacora Lestefield [Member]
IfrsStatementLineItems [Line Items]
Description of amount due from related party	The transaction was closed after the fulfillment of conditions precedent, with the receipt, in cash, of US$ 1,635, including price adjustments provided for in the contract, in addition to US$ 293 received at the transaction signing. In addition, Petrobras is expected to receive up to US$ 250 in contingent payments provided for in the contract, depending on future Brent prices.
Sale Of Norte Capixaba Group Of Fields [Member]
IfrsStatementLineItems [Line Items]
Description of amount due from related party	The transaction was closed with the receipt of US$ 427, including price adjustments provided for in the contract, in addition to US$ 36 received at the transaction signing. In addition, there is up to US$ 66 in contingent payments for Petrobras provided for in the contract, depending on future Brent prices, of which the Company recognized US$ 11 as a receivable in April 2023.
Sale Of Potiguar Group Of Fields [Member]
IfrsStatementLineItems [Line Items]
Description of amount due from related party	The transaction was closed with the receipt of US$ 1,100, including price adjustments provided for in the contract, in addition to US$ 110 received at the transaction signing. The Company will also receive US$ 235 in 4 equal annual installments starting March 2024.